PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 8 -              PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2012	2013

Prepaid land leases	$7,818,674	$13,768,644
Less: Accumulated amortization	(948,598)	(1,138,980)

	$6,870,076	$12,629,664

The amortization for the years ended June 30, 2011, 2012 and 2013 were $134,479, $171,204 and $157,504, respectively.

Of the total prepaid land leases, nil and $2,118,147 are pledged to secure the short-term bank loans (note 14); $5,291,525 and $5,297,220 as of June 30, 2012 and 2013, respectively, are pledged to secure the long-term bank loans, nil and $5,506,517 as of June 30, 2012 and 2013, respectively, are mortgaged to secure the long-term bank loans (note 15).

The annual amortization of prepaid land leases for each of the five succeeding years is:

Year ending June 30,
2014	$286,604
2015	286,604
2016	286,604
2017	286,604
2018	286,604